Consolidated Statements of Income - CAD ($) $ in Millions		12 Months Ended
		Aug. 31, 2019	Aug. 31, 2018
Profit or loss [abstract]
Revenue		$ 5,340	$ 5,189
Operating, general and administrative expenses (note 23)		(3,186)	(3,132)
Restructuring costs (notes 13 and 23)	[1]	9	(446)
Amortization:
Deferred equipment revenue (note 16)		21	30
Deferred equipment costs (note 9)		(85)	(110)
Property, plant and equipment, intangibles and other (notes 8,9,10 &16)		(974)	(945)
Operating income from continuing operations		1,125	586
Amortization of financing costs - long-term debt (note 14)		(3)	(3)
Interest expense (notes 14 and 26)	[1]	(258)	(248)
Equity income (loss) of an associate or joint venture (note 7)		46	(200)
Loss on disposal of an associate or joint venture (note 7)		(109)	0
Other gains (losses) (note 24)		50	32
Income from continuing operations before income taxes		851	167
Current income tax expense (note 25)	[1]	114	137
Deferred income tax expense (note 25)		4	(9)
Profit (loss) from continuing operations		733	39
Income (loss) from discontinued operations, net of tax (note 3)		0	(6)
Net income		733	33
Net income from continuing operations attributable to:
Equity shareholders		731	39
Non-controlling interests		2	0
Loss from discontinued operations attributable to:
Equity shareholders		$ 0	$ (6)
Basic earnings (loss) per share (note 19)
Continuing operations		$ 1.41	$ 0.06
Discontinued operations		0	(0.01)
Total basic earnings (loss) per share		1.41	0.05
Diluted earnings (loss) per share (note 19)
Continuing operations		1.41	0.06
Discontinued operations		0	(0.01)
Total diluted earnings (loss) per share		$ 1.41	$ 0.05

[1]	The Company does not report restructuring costs, amortization, interest or cash taxes on a segmented basis.